Cost of Revenues - Schedule of Cost of Revenues (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	[1]	Dec. 31, 2018 CNY (¥)		Dec. 31, 2017 CNY (¥)
Cost of revenues	¥ 6,892,579	$ 990,057		¥ 3,933,647	[1]	¥ 1,929,864	[1]
Revenue Sharing Fees and Content Costs [Member]
Cost of revenues	5,552,712			3,060,836		1,394,832
Bandwidth Costs [Member]
Cost of revenues	800,827			652,758		411,027
Salaries and Welfare [Member]
Cost of revenues	255,258			101,939		52,372
Payment Handling Costs [Member]
Cost of revenues	120,429			22,780		14,071
Depreciation and Amortization [Member]
Cost of revenues	40,082			26,697		32,562
Share Based Compensation [Member]
Cost of revenues	31,593			10,472		2,877
Other Taxes And Surcharges [Member]
Cost of revenues	22,694			14,747		8,283
Others [Member]
Cost of revenues	¥ 68,984			¥ 43,418		¥ 13,840

[1]	Share-based compensation was allocated in cost of revenues and operating expenses as follows: For the year ended December 31, Note 2017 2018 2019 2019 RMB RMB RMB US$ (Note 2(e)) Cost of revenues 2,877 10,472 31,593 4,538 Research and development expenses 9,174 30,643 86,29612,396 Sales and marketing expenses 791 1,832 5,919 850 General and administrative expenses 27,266 183,748 157,936 22,686